Fair Value Measurements (Notes)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value disclosures
Fair Value Measurements
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy exists, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are:
•Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

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Level 3: Unobservable inputs, that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

Recurring Fair Value Measurements
At both December 31, 2017 and December 31, 2016, the Company had less than $1 notional amount of natural gas derivative contracts, which are measured using Level 2 inputs, and are included in “Other current assets” or “Other current liabilities” in the Consolidated Balance Sheets. The fair value of the natural gas derivative contracts generally reflects the estimated amounts that the Company would receive or pay, on a pre-tax basis, to terminate the contracts at the reporting date based on broker quotes for the same or similar instruments. Counterparties to these contracts are highly rated financial institutions, none of which experienced any significant downgrades in the year ended December 31, 2017 that would reduce the fair value receivable amount owed, if any, to the Company. There were no transfers between Level 1, Level 2 or Level 3 measurements during the year ended December 31, 2017.
The following table summarizes the carrying amount and fair value of the Company's non-derivative financial instruments at December 31, 2017:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2017
Debt	$1,228	$—	$1,391	$—	$1,391

December 31, 2016
Debt	$1,203	$—	$1,243	$—	$1,243

Fair values of debt classified as Level 2 are determined based on other similar financial instruments, or based upon interest rates that are currently available to the Company for the issuance of debt with similar terms and maturities. The carrying amount of cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities are considered reasonable estimates of their fair values due to the short-term maturity of these financial instruments.